ORGANIZATION AND NATURE OF BUSINESS (Details 4) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
ORGANIZATION AND NATURE OF BUSINESS
Common Stock Warrants	12,926,506	8,558,380	12,926,507	8,561,476
Total	12,926,506	8,558,380	12,926,507	8,561,476